INVESTMENTS IN EQUITY AND COST INVESTEES (Details Textual)								12 Months Ended					1 Months Ended				12 Months Ended			0 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended
	Feb. 29, 2012 USD ($)	Feb. 29, 2012 CNY	May 18, 2011	Dec. 01, 2010	Aug. 01, 2010	Jun. 30, 2010	Sep. 01, 2009	Jun. 30, 2011 Shenhua Hollysys Information Technology Co., Ltd. USD ($)	Jun. 30, 2010 Shenhua Hollysys Information Technology Co., Ltd. USD ($)	Jun. 30, 2010 Shenhua Hollysys Information Technology Co., Ltd. CNY	Jun. 30, 2012 Shenhua Hollysys Information Technology Co., Ltd.	Aug. 01, 2010 Shenhua Hollysys Information Technology Co., Ltd.	Apr. 30, 2011 Ipe Biotechnology Co., Ltd [Member] USD ($)	Apr. 30, 2011 Ipe Biotechnology Co., Ltd [Member] CNY	Nov. 30, 2010 Ipe Biotechnology Co., Ltd [Member] USD ($)	Nov. 30, 2010 Ipe Biotechnology Co., Ltd [Member] CNY	Jun. 30, 2011 Ipe Biotechnology Co., Ltd [Member] USD ($)	Jun. 30, 2010 Ipe Biotechnology Co., Ltd [Member]	Dec. 01, 2010 Ipe Biotechnology Co., Ltd [Member]	Nov. 30, 2011 China Techenergy Co., Ltd [Member] USD ($)	Nov. 30, 2011 China Techenergy Co., Ltd [Member] CNY	Jun. 30, 2012 China Techenergy Co., Ltd [Member] USD ($)	Jun. 30, 2011 China Techenergy Co., Ltd [Member]	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Aug. 31, 2011 Hollysys Equipment Technology Co Ltd [Member] CNY	Jun. 30, 2012 Hollysys Equipment Technology Co Ltd [Member] USD ($)	Feb. 29, 2012 Hollysys Machine [Member]
Equity Method Investment Disposal Percentage									29.00%	29.00%								3.12%		10.00%	10.00%			20.00%	20.00%
Equity Method Investment, Ownership Percentage			100.00%	28.04%		49.00%		40.00%	49.00%	49.00%	40.00%						23.39%	31.15%	28.04%	50.00%	50.00%	40.00%	50.00%				30.00%
Sale Of Equity Method Investment For Cash Consideration									$ 3,526,793	23,377,700					$ 140,980	934,500				$ 4,395,326	27,800,000			$ 44,381	280,700
Equity Method Investment, Realized Gain (Loss) on Disposal								1,443,994									43,461					2,047,016				3,039
Cost Method Investment Ownership Percentage					20.00%							20.00%
Capital Invested By Third Party Into Affiliated Entity													4,525,843	30,000,000
Equity Method Investment Ownership Percentage Acquried			100.00%				51.00%
Equity Method Investment, Underlying Equity in Net Assets																	756,619
Total Registered Capital	1,588,310	10,000,000
Registered Capital	$ 476,493	3,000,000